Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Unaudited) - USD ($) $ in Thousands	Convertible Preferred Stock Series A Redeemable	Convertible Preferred Stock Series B	Convertible Preferred Stock Series C	Convertible Preferred Stock Series D	Convertible Preferred Stock Series E	Convertible Preferred Stock Series F	Convertible Preferred Stock	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total Abpro’s Stockholders’ Deficit	Non-controlling Interest	Total
Balance at Dec. 31, 2022	$ 1,795	$ 1,401	$ 14,949	$ 17,622	$ 29,841	$ 9,991	$ 75,599		$ (33)	$ 17,615	$ (97,165)	$ (79,583)	$ 549	$ (79,034)
Balance (in Shares) at Dec. 31, 2022	3,938,098	1,281,402	4,101,409	2,679,397	6,756,246	1,136,049		643,488
Balance (in Shares) at Dec. 31, 2022									(7,006)
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)								2,556
Share-based compensation										2,305		2,305		2,305
Net income (loss)											(11,706)	(11,706)		(11,706)
Balance at Dec. 31, 2023	$ 1,795	$ 1,401	$ 14,949	$ 17,622	$ 29,841	$ 9,991	75,599		$ (33)	19,920	(108,871)	(88,984)	549	$ (88,435)
Balance (in Shares) at Dec. 31, 2023	3,938,098	1,281,402	4,101,409	2,679,397	6,756,246	1,136,049		646,044
Balance (in Shares) at Dec. 31, 2023									(7,006)					7,006
Net income (loss)														$ (3,897)
Balance at Dec. 31, 2023	$ 1,795	$ 1,401	$ 14,949	$ 17,622	$ 29,841	$ 9,991	75,599		$ (33)	19,920	(108,871)	(88,984)	549	$ (88,435)
Balance (in Shares) at Dec. 31, 2023	3,938,098	1,281,402	4,101,409	2,679,397	6,756,246	1,136,049		646,044
Balance (in Shares) at Dec. 31, 2023									(7,006)					7,006
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)								2,017
The Merger, net of transaction costs and acquired liabilities	$ (1,795)	$ (1,401)	$ (14,949)	$ (17,622)	$ (29,841)	$ (9,991)	(75,599)		$ 33	68,073		68,106		68,106
The Merger, net of transaction costs and acquired liabilities (in Shares)	(3,938,098)	(1,281,402)	(4,101,409)	(2,679,397)	(6,756,246)	(1,136,049)		955,884	(25,772)
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474										10,361		10,361		10,361
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474 (in Shares)								113,342
SEPA commitment fee paid in shares										327		327		327
SEPA commitment fee paid in shares (in Shares)								9,905
Share-based compensation										1,927		1,927		1,927
Net income (loss)											(7,232)	(7,232)		(7,232)
Balance at Dec. 31, 2024										100,608	(116,103)	(15,495)	549	$ (14,946)
Balance (in Shares) at Dec. 31, 2024								1,727,192
Balance (in Shares) at Dec. 31, 2024									(32,778)					32,778
Common stock issued for services
Common stock issued for services (in Shares)								5,000
Warrants issued to related party lender										714		714		714
Share-based compensation										308		308		308
Net income (loss)											(3,887)	(3,887)		(3,887)
Balance at Mar. 31, 2025										101,630	(119,990)	(18,360)	549	(17,811)
Balance (in Shares) at Mar. 31, 2025								1,732,192
Balance (in Shares) at Mar. 31, 2025									(32,778)
Balance at Dec. 31, 2024										100,608	(116,103)	(15,495)	549	$ (14,946)
Balance (in Shares) at Dec. 31, 2024								1,727,192
Balance (in Shares) at Dec. 31, 2024									(32,778)					32,778
Common stock issued upon conversion of convertible notes (in Shares)								513,981
Balance at Jun. 30, 2025										105,478	(122,974)	(17,496)	549	$ (16,947)
Balance (in Shares) at Jun. 30, 2025								2,246,173
Balance (in Shares) at Jun. 30, 2025									(32,778)
Balance at Dec. 31, 2024										100,608	(116,103)	(15,495)	549	$ (14,946)
Balance (in Shares) at Dec. 31, 2024								1,727,192
Balance (in Shares) at Dec. 31, 2024									(32,778)					32,778
Common stock issued upon conversion of convertible notes (in Shares)								367,491
Net income (loss)														$ (8,528)
Balance at Sep. 30, 2025										108,487	(124,631)	(16,144)	549	$ (15,595)
Balance (in Shares) at Sep. 30, 2025								2,672,222
Balance (in Shares) at Sep. 30, 2025														32,778
Balance at Mar. 31, 2025										101,630	(119,990)	(18,360)	549	$ (17,811)
Balance (in Shares) at Mar. 31, 2025								1,732,192
Balance (in Shares) at Mar. 31, 2025									(32,778)
Share-based compensation										154		154		154
Common stock issued upon conversion of convertible notes										3,694		3,694		3,694
Common stock issued upon conversion of convertible notes (in Shares)								513,981
Net income (loss)											(2,984)	(2,984)		(2,984)
Balance at Jun. 30, 2025										105,478	(122,974)	(17,496)	549	(16,947)
Balance (in Shares) at Jun. 30, 2025								2,246,173
Balance (in Shares) at Jun. 30, 2025									(32,778)
Share-based compensation										78		78		78
Common stock issued upon conversion of convertible notes										2,243		2,243		2,243
Common stock issued upon conversion of convertible notes (in Shares)								367,491
Issuance of Advance Shares, net of issuance costs										688		688		688
Issuance of Advance Shares, net of issuance costs (in Shares)								91,336
Cancellation of Treasury Stock
Cancellation of Treasury Stock (in Shares)								(32,778)	(32,778)
Cancellation of Treasury Stock (in Shares)								32,778	32,778
Net income (loss)											(1,657)	(1,657)		(1,657)
Balance at Sep. 30, 2025										$ 108,487	$ (124,631)	$ (16,144)	$ 549	$ (15,595)
Balance (in Shares) at Sep. 30, 2025								2,672,222
Balance (in Shares) at Sep. 30, 2025														32,778